Loans and other financial assets at amortized cost, and loans and receivables_Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted due from financial institutions [Line Items]
Total	₩ 12,695,560	₩ 7,495,518
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	11,116,491	6,340,890
Due from banks in local currency | Due from the Bank of Korea
Restricted due from financial institutions [Line Items]
Total	₩ 11,034,602	₩ 6,246,496
Reason of restriction	Reserve deposits under BOK Act	Reserve deposits under BOK Act
Counterparty	The BOK	The BOK
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 81,889	₩ 94,394
Reason of restriction	Central counter party KRW margin and others	Central counterparty KRW margin and others
Counterparty	The Korea Exchange and others	The Korea Exchange and others
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 1,579,069	₩ 1,154,628
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 780,576	₩ 787,520
Reason of restriction	Reserve deposits under the BOK Act and others	Reserve deposits under the BOK Act and others
Counterparty	The BOK and others	The BOK and others
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 798,493	₩ 367,108
Reason of restriction	Overseas futures and options trade deposits and others	Reserve deposits and others
Counterparty	Korea Investment & Securities and others	The People's Bank of China and others